Contingent liabilities and financial commitments	6 Months Ended
Jun. 30, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities and financial commitments	The Group has contingent liabilities in respect of litigation, taxes and guarantees in various countries. These are described below, are further described in Note 31 to the 2024 Annual Report and Accounts and Form 20-F and will be included in the 2025 Annual
Report and Accounts and Form 20-F. The Group is subject to contingencies pursuant to requirements that it complies with relevant laws, regulations and standards. Failure to comply could result in restrictions in operations, damages, fines, increased tax, increased cost of compliance, interest charges, reputational damage or other sanctions. These matters are inherently difficult to quantify.
In cases where the Group has an obligation as a result of a past event existing at the balance sheet date, it is probable that an outflow of economic resources will be required to settle the obligation and the amount of the obligation can be reliably estimated, a provision will be recognised based on best estimates and management judgement. There are, however, contingent liabilities in respect of litigation, taxes in some countries and guarantees for which no provisions have been made. While the amounts that may be payable or receivable could be material to the results or cash flows of the Group in the period in which they are recognised, the Board does not expect these amounts to have a material effect on the Group’s financial condition.
Taxes
The Group has exposures in respect of the payment or recovery of a number of taxes. The Group is and has been subject to a number of tax audits covering, among others, excise tax, value-added taxes, sales taxes, corporate taxes, overseas withholding taxes and payroll taxes. The estimated costs of known tax obligations have been provided in these accounts in accordance with the Group’s accounting policies. In some countries, tax law requires that full or part payment of disputed tax assessments be made pending resolution of the dispute. To the extent that such payments exceed the estimated obligation, they would not be recognised as an expense.
There are disputes that are in or may proceed to litigation in a number of countries, including Brazil and the Netherlands. In Brazil,
Souza Cruz, the Group’s Brazilian subsidiary, successfully filed a bank guarantee in respect of the disputed amount in the
2007-2008 tax case where the Brazilian Federal Tax Authority is seeking to subject the profits of overseas subsidiaries to corporate income tax and social contribution tax.
In June 2025, British-American Tobacco (Romania) Investment S.R.L. received a negative decision in respect of its administrative appeal with the Romanian Tax Authority in respect of the findings of the excise audit and is considering further judicial appeal.
Group litigation
Group companies, as well as other leading cigarette manufacturers, are defendants in a number of product liability cases. In a number of the cases, the amounts of compensatory and punitive damages sought are significant. While it is impossible to be certain of the outcome of any particular case or of the amount of any possible adverse verdict, the Group believes that the defences of the Group’s companies to all these various claims are meritorious on both the law and the facts, and a vigorous defence is being made everywhere. If an adverse judgment is entered against any of the Group’s companies in any case, avenues of appeal will be pursued as necessary. Such appeals could require the appellants to post appeal bonds or substitute security in amounts that could in some cases equal or exceed the amount of the judgment. At least in the aggregate, and despite the quality of defences available to the Group, it is not impossible that the Group’s results of operations or cash flows in a particular period could be materially affected by this and by the final outcome of any particular litigation.
Canada
In Canada, following the implementation of legislation enabling provincial governments to recover healthcare costs directly from tobacco manufacturers, ten actions for recovery of healthcare costs arising from the treatment of smoking and health-related diseases were commenced in ten provinces (the Provincial Actions). Damages sought have not yet been quantified by all ten provinces; however, in respect of five provinces, the damages quantified in each of the provinces range between CAD$10 billion
(£5.3 billion) and CAD$118 billion ( £63.1 billion), and the province of Ontario delivered an expert report quantifying its damages in the range of CAD$280 billion ( £149.7 billion) and CAD$630 billion (£336.9 billion) in 2016/2017 dollars. Ontario has amended its
Statement of Claim to claim damages of CAD$330 billion ( £176.5 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional CAD$9.4 billion ( £5.0 billion) and CAD$10.9 billion in damages (£5.8 billion) in respect of environmental tobacco smoke.
In addition to the actions commenced by the provincial governments, there are numerous class actions outstanding against
Group companies. As set out below, all of these actions are currently subject to stays of proceedings. On 1 March 2019, the
Quebec Court of Appeal handed down a judgment in the Quebec class actions. Imperial Tobacco Canada Limited's (ITCAN) share of the judgment is approximately CAD$9.2 billion (£4.9 billion). As a result of this judgment, there were attempts by the Quebec plaintiffs to obtain payment out of the CAD$758 million (£405 million) on deposit with the court. JTI-MacDonald Corp ((JTIM) a subsidiary of Japan Tobacco International (JTI) and a co-defendant in the cases) filed for creditor protection under the
Companies’ Creditors Arrangement Act (CCAA) on 8 March 2019. A court order to stay all tobacco litigation in Canada against all defendants (including R. J. Reynolds Tobacco Company (RJRT) and its affiliate R.J. Reynolds Tobacco International Inc.) until 4 April
2019 was obtained, and the need for a mediation process to resolve all of the outstanding litigation across the country was recognised.
On 12 March 2019, ITCAN also filed for CCAA protection. In its application, ITCAN asked the Ontario Superior Court to stay all pending or contemplated litigation against ITCAN, certain of its subsidiaries and all other Group companies that were defendants in the Canadian tobacco litigation, including British American Tobacco p.l.c. (BAT plc), British American Tobacco (Investments)
Limited, B.A.T. Industries p.l.c. and Carreras Rothmans Limited. On 22 March 2019, Rothmans, Benson & Hedges Inc. ((RBH) a
subsidiary of Philip Morris International Inc.) also filed for CCAA protection and obtained a stay of proceedings (together with the other two stays, the Stays).
Notes to the Unaudited Interim Financial Statements (continued)
14. Contingent liabilities and financial commitments (continued)
Canada (continued)
On 17 October 2024, the court-appointed mediator and monitor filed a proposed plan of compromise and arrangement for ITCAN in the Ontario Superior Court of Justice.  Substantially similar proposed plans were also filed for RBH and JTIM (collectively, the
Proposed Plans).
Under the Proposed Plans, ITCAN, RBH and JTIM (the Companies) would pay an aggregate settlement amount of CAD$32.5 billion (approximately £17.4 billion), which would settle and resolve all claims and litigation relating to tobacco in Canada, including, the Quebec class actions, the Provincial Actions, other outstanding class actions and individual actions, and provide a full release to ITCAN, BAT plc and all related companies for all tobacco claims in Canada.
On 3 March 2025, a motion was made by the Companies’ monitors to amend the Proposed Plans to include the agreement between the Companies to allocate all of a CAD$750 million industry holdback from the payment of the upfront cash contributions described below. All of the holdback will be allocated to RBH. The Order amending the Proposed Plans to include this term was issued on 3 March 2025.
On 6 March 2025, following creditor approval of the Proposed Plans on 12 December 2024 and a Sanction Hearing between 29-31
January 2025, the Court issued an order finding each of the Proposed Plans fair, reasonable, and in the public interest, and sanctioned the Proposed Plans (hereinafter referred to as the Approved Plans) as amended on 3 March 2025. The Stays of proceedings have been extended to the date of the Approved Plans’ implementation. While the Stays are in place, no steps are to be taken in connection with the Canadian tobacco litigation with respect to any of the defendants. On implementation, ITCAN will be required to pay into the settlement fund cash and cash equivalents on hand (including investments held at fair value)
(other than in the case of RBH, the holdback) plus certain court deposits and 85% of any cash tax refunds that it may receive on account of the upfront payment. ITCAN and the other Companies will be required to make annual payments based on a percentage (initially 85%, reducing over time) of net income after tax based on amounts generated from all sources, excluding
New Categories, until they settle the liability (CAD$32.5 billion) in full.
The Group has recognised a provision to reflect management’s best estimate of  ITCAN’s total payment obligations under the
Approved Plans (see note 3).
U.S. - Engle
As at 30 June 2025, the Group’s subsidiaries, RJRT, Lorillard Tobacco Company (Lorillard Tobacco) and Brown & Williamson
Holdings, Inc., had collectively been served in 76 pending Engle progeny cases filed on behalf of approximately 96 individual plaintiffs. Many of these are in active discovery or nearing trial. In the first half of 2025, RJRT or Lorillard Tobacco paid judgments in three Engle progeny cases. Those payments totalled approximately US$6.3 million (approximately £4.6 million) in compensatory or punitive damages. Additional costs were paid in respect of attorneys' fees and statutory interest.
In addition, from 1 January 2023 to 30 June 2025, outstanding jury verdicts in favour of the Engle progeny plaintiffs had been entered against RJRT or Lorillard Tobacco for US$32.5 million (approximately £23.7 million) in compensatory damages (as adjusted) and US$25.7 million (approximately £18.8 million) in punitive damages. A majority of these verdicts are in various stages in the appellate process and have been bonded as required by Florida law under the US$200 million (approximately £145.9 million)
bond cap passed by the Florida legislature in 2009. Although the Group cannot currently predict when or how much it may be required to bond and pay, the Group’s subsidiaries will likely be required to bond and pay additional judgments as the litigation proceeds.
Kalamazoo
Georgia-Pacific, a designated  Potentially Responsible Party (PRP) in respect of the Kalamazoo River in Michigan,  pursued NCR
Corporation in relation to remediation costs caused by PCBs released into that river. On 26 September 2013, the United States
District Court, Michigan held that NCR was liable as a PRP on the basis that it had arranged for the disposal of hazardous material for the purposes of the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA).
Following further litigation, on 11 December 2019, NCR announced that it had entered into a Consent Decree with the U.S.
Government and the State of Michigan (subsequently approved by the Michigan Court on 2 December 2020), pursuant to which it assumed liability for certain remediation work at the Kalamazoo River. The payments to be made on the face of the Consent
Decree in respect of such work total approximately US$245 million (approximately £178.8 million). The Consent Decree also provides for the payment by NCR of an outstanding judgment against it of approximately US$20 million (approximately
£14.6 million) to Georgia-Pacific.
The quantum of the clean-up costs for the Kalamazoo River is presently unclear. It seems likely to well exceed the amounts payable on the face of the Consent Decree.
On 10 February 2023, NCR filed a complaint in the United States District Court for the Southern District of New York against
Industries, seeking a declaration that Industries must compensate NCR for 60% of costs NCR incurred and incurs relating to the
Kalamazoo River site on the asserted basis that the Kalamazoo River constitutes a ‘Future Site’ for the purposes of a 1998
Settlement Agreement between it, Appvion and Industries. On 23 June 2023, Industries filed its defence and counterclaims in the proceedings. On 2 October 2023, NCR filed a motion for declaratory judgment on its complaint and to strike out Industries’
affirmative defences and counterclaims. Industries filed its reply to this motion.
On 14 September 2024, the court issued a judgment in respect of the motion, striking out one of Industries’ eight affirmative defences and dismissing three of Industries’ five counterclaims. A pre-trial conference occurred on 30 October 2024, following which a case management order was issued and subsequently updated. The parties are scheduled to complete all fact discovery by 15 October 2025.
Notes to the Unaudited Interim Financial Statements (continued)
14. Contingent liabilities and financial commitments (continued)
Investigations
The Group investigates, and becomes aware of governmental authorities’ investigations into, allegations of misconduct, including alleged breaches of sanctions and allegations of corruption at Group companies. Some of these allegations are currently being investigated. The Group cooperates with the authorities, where appropriate.
There are instances where the Group investigates or where Group companies are cooperating with relevant national competition authorities in relation to competition law investigations and/or engaged in legal proceedings at the appellate level, including
(amongst others) in Belgium and Brazil.
In addition, the Group is, and may in the future be, subject to investigations or legal proceedings in relation to, among other things, its marketing, promotion or distribution activities in respect of its products. This includes, but is not limited to, allegations that such activities, whether undertaken through traditional channels, digital platforms,  third parties, or distribution applications, do not comply with applicable laws or regulations. As such, the Group or Group companies, could be subject to liability and costs associated with any damages, fines, or penalties brought in connection with these allegations.
Group litigation summary
Having regard to all these matters, with the exception of Canada, the Group does not consider it appropriate to make any provision or accrual in respect of any pending litigation. The Group does not believe that the ultimate outcome of this litigation will significantly impair the Group’s financial condition. If the facts and circumstances change, then there could be a material impact on the financial statements of the Group. In addition, the Group accrues for damages, attorneys' fees and/or statutory interest, including in respect of certain Engle progeny cases, certain U.S. individual smoking and health cases and the DOJ medical reimbursement/corrective statement case.
Full details of the litigation against Group companies and tax disputes as at 30 June 2025 will be included in the Annual Report and Accounts and Form 20-F for the year ended 31 December 2025. Whilst there has been some movement on new and existing cases against Group companies, there have been, except as otherwise stated, no material developments to date in 2025 that would impact the financial position of the Group.